Pensions and other postretirement benefits (Expected Future Benefit Payments) (Details) $ in Millions	Dec. 31, 2025 CAD ($)
Pensions
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2026	$ 1,032
2027	1,021
2028	1,008
2029	995
2030	983
Years 2031 to 2035	4,693
Other postretirement benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2026	10
2027	10
2028	10
2029	10
2030	10
Years 2031 to 2035	$ 45